As filed with the Securities and Exchange Commission on February 15, 2019

Securities Act Registration No. 333-215689

Investment Company Act Registration No. 811-09999

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 8 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 35 (X)

Check appropriate box or boxes

Prudential Investment Portfolios 2

Exact name of registrant as specified in charter

655 Broad Street, 17th Floor

Newark, New Jersey 07102

Address of Principal Executive Offices including Zip Code

1-800-225-1852

Registrant’s Telephone Number, Including Area Code

Andrew R. French

655 Broad Street, 17th Floor

Newark, New Jersey 07102

Name and Address of Agent for Service

It is proposed that this filing will become effective:

(X) immediately upon filing pursuant to paragraph (b)

     on (            ) pursuant to paragraph (b)

     60 days after filing pursuant to paragraph (a)(1)

     on (            ) pursuant to paragraph (a)(1)

     75 days after filing pursuant to paragraph (a)(2)

     on (            ) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 8 to the Registrant’s Registration Statement under the Securities Act of 1933 and Amendment No. 35 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (the Amendment) only relates to the following series of the Registrant: PGIM QMA International Developed Markets Index Fund and PGIM QMA Emerging Markets Equity Fund

The Amendment is not intended to amend the current prospectuses and statements of additional information for the other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 15th of February, 2019.

PRUDENTIAL INVESTMENT PORTFOLIOS 2

*

Stuart S. Parker, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee

Ellen S. Alberding

*	Trustee

Kevin J. Bannon

*	Trustee

Scott E. Benjamin

*	Trustee

Linda W. Bynoe

*	Trustee

Barry H. Evans

*	Trustee

Keith F. Hartstein

*	Trustee

Laurie Simon Hodrick

*	Trustee

Michael S. Hyland

*	Trustee and President, Principal Executive Officer

Stuart S. Parker

*	Trustee

Brian K. Reid

*	Trustee

Grace C. Torres

*	Treasurer, Principal Financial and Accounting Officer

Christian J. Kelly

*By: /s/ Jonathan D. Shain	Attorney-in-Fact	February 15, 2019

Jonathan D. Shain

POWER OF ATTORNEY

for the PGIM Fund Complex

The undersigned, Ellen S. Alberding, Kevin J. Bannon, Scott E. Benjamin, Linda W. Bynoe, Barry H. Evans, Keith F. Hartstein, Laurie Simon Hodrick, Michael S. Hyland, CFA, Stuart S. Parker, Richard A. Redeker, Brian K. Reid, and Grace C. Torres as directors/ trustees of each of the registered investment companies listed in Appendix A hereto, and Brian D. Nee, as treasurer and principal financial and accounting officer of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Deborah A. Docs, Raymond A. O’Hara and Jonathan D. Shain, or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Ellen S. Alberding	/s/ Michael S. Hyland
Ellen S. Alberding	Michael S. Hyland

/s/ Kevin J. Bannon	/s/ Brian D. Nee
Kevin J. Bannon	Brian D. Nee

/s/ Scott E. Benjamin	/s/ Stuart S. Parker
Scott E. Benjamin	Stuart S. Parker

/s/ Linda W. Bynoe	/s/ Richard A. Redeker
Linda W. Bynoe	Richard A. Redeker

/s/ Barry H. Evans	/s/ Brian K. Reid
Barry H. Evans	Brian K. Reid

/s/ Keith F. Hartstein	/s/ Grace C. Torres
Keith F. Hartstein	Grace C. Torres

/s/ Laurie Simon Hodrick
Laurie Simon Hodrick

Dated: September 20, 2018

APPENDIX A

Prudential Government Money Market Fund, Inc.

The Prudential Investment Portfolios, Inc.

Prudential Investment Portfolios 2

Prudential Investment Portfolios 3

Prudential Investment Portfolios Inc. 14

Prudential Investment Portfolios 4

Prudential Investment Portfolios 5

Prudential Investment Portfolios 6

Prudential National Muni Fund, Inc.

Prudential Jennison Blend Fund, Inc.

Prudential Jennison Mid-Cap Growth Fund, Inc.

Prudential Investment Portfolios 7

Prudential Investment Portfolios 8

Prudential Jennison Small Company Fund, Inc.

Prudential Investment Portfolios 9

Prudential World Fund, Inc.

Prudential Investment Portfolios, Inc. 10

Prudential Jennison Natural Resources Fund, Inc.

Prudential Global Total Return Fund, Inc.

Prudential Investment Portfolios 12

Prudential Investment Portfolios, Inc. 15

Prudential Investment Portfolios 16

Prudential Investment Portfolios, Inc. 17

Prudential Investment Portfolios 18

Prudential Sector Funds, Inc.

Prudential Short-Term Corporate Bond Fund, Inc.

The Target Portfolio Trust

The Prudential Variable Contract Account-2

The Prudential Variable Contract Account-10

PGIM ETF Trust

POWER OF ATTORNEY

for the PGIM Fund Complex

The undersigned, Christian J. Kelly, as treasurer and principal financial and accounting officer of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Kathleen DeNicholas, Diana Huffman, Raymond A. O’Hara, Jonathan D. Shain and Melissa Gonzalez, or any of them, as attorney-in-fact, to sign on his behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Christian J. Kelly
Christian J. Kelly

Dated: December 20, 2018

Appendix A

Prudential Government Money Market Fund, Inc.

The Prudential Investment Portfolios, Inc.

Prudential Investment Portfolios 2

Prudential Investment Portfolios 3

Prudential Investment Portfolios Inc. 14

Prudential Investment Portfolios 4

Prudential Investment Portfolios 5

Prudential Investment Portfolios 6

Prudential National Muni Fund, Inc.

Prudential Jennison Blend Fund, Inc.

Prudential Jennison Mid-Cap Growth Fund, Inc.

Prudential Investment Portfolios 7

Prudential Investment Portfolios 8

Prudential Jennison Small Company Fund, Inc.

Prudential Investment Portfolios 9

Prudential World Fund, Inc.

Prudential Investment Portfolios, Inc. 10

Prudential Jennison Natural Resources Fund, Inc.

Prudential Global Total Return Fund, Inc.

Prudential Investment Portfolios 12

Prudential Investment Portfolios, Inc. 15

Prudential Investment Portfolios 16

Prudential Investment Portfolios, Inc. 17

Prudential Investment Portfolios 18

Prudential Sector Funds, Inc.

Prudential Short-Term Corporate Bond Fund, Inc.

The Target Portfolio Trust

The Prudential Variable Contract Account-2

The Prudential Variable Contract Account-10

PGIM ETF Trust

Exhibit Index

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase